Debt	12 Months Ended
Dec. 31, 2025
Debt
Debt
4. Debt
Credit Facility
The Company has a credit agreement, which was amended and restated in September 2025 (the “Unsecured Credit Agreement”), with a group of lenders which provides for an unsecured revolving credit facility (the “Unsecured Revolving Credit Facility”) and senior unsecured, variable-rate term loans which are discussed in more detail in the section titled “Unsecured Notes and Term Loans Payable, net” below. The Unsecured Revolving Credit Facility has an increased borrowing capacity of $1.25 billion from the previous capacity of $753.9 million, matures in September 2029 and includes two six-month
extension options, subject to certain conditions and the payment of a 0.075% extension fee. At December 31, 2025, the Company had $583.6 million of borrowings outstanding on the facility.
Borrowings under the Unsecured Revolving Credit Facility require monthly payments of interest at a rate selected by the Company of either (1) Daily Simple SOFR plus a spread ranging from 0.70% to 1.40%, or (2) the Base Rate, as defined in the Unsecured Credit Agreement, plus a spread ranging from 0.00% to 0.40%. The spread used is based on the Company’s credit rating as defined in the Unsecured Credit Agreement. The Company is required to pay a facility fee on the total commitment amount ranging from 0.10% to 0.30% based on the Company’s credit rating. As of December 31, 2025, the applicable spread for SOFR-based borrowings is 0.85% and the facility fee is 0.20%. As of December 31, 2025, the Company has five interest rate swap agreements with an aggregate notional value of $373.6 million that effectively convert a portion of the outstanding borrowings on the Unsecured Revolving Credit Facility to an all-in
fixed rate of 4.7360%.
Under the terms of the Unsecured Credit Agreement, the Company is subject to various restrictive financial and nonfinancial covenants which, among other things, require the Company to maintain certain leverage ratios, cash flow and debt service coverage ratios and secured borrowing ratios. Certain of these ratios are based on the Company’s pool of unencumbered assets, which aggregated approximately $11.5 billion at December 31, 2025. The facility is recourse to the Company and, as of December 31, 2025, the Company was in compliance with the covenants under the facility.
The Unsecured Credit Agreement also includes capacity for uncommitted incremental term loans and revolving commitments, whether in the form of additional facilities or an increase to the existing facilities, up to an aggregate amount for all revolving commitments and term loans under the Unsecured Credit Agreement of $3.9 billion as amended in September 2025.
At December 31, 2025 and 2024, unamortized financing costs related to the Company’s credit facility totaled $11.7 million and $4.1 million, respectively, and are included in other assets, net, on the consolidated balance sheets.

The Company has previously completed four public offerings of ten-year
unsecured notes (“Public Notes”). In March 2018, February 2019 and November 2020, the Company completed public offerings of $350.0 million each in aggregate principal amount. In November 2021, the Company completed a public offering of $375.0 million in aggregate principal amount. The Public Notes have coupon rates of 4.50%, 4.625%, 2.75% and 2.70%, respectively, and interest is payable semi-annually in arrears in March and September of each year for the 2018 and 2019 Public Notes, May and November of each year for the 2020 Public Notes, and June and December of each year for the 2021 Public Notes.
In March 2025, the Company completed a private offering of $350.0 million in aggregate principal amount of five-year senior unsecured notes (the “2025 Notes”). The 2025 Notes have a coupon rate of 5.40% and interest is payable semi-annually in arrears in April and October of each year. The 2025 Notes were issued at 99.935% of their principal amount. In December 2025, the Company filed a registration statement with the SEC to offer to exchange these notes for a new issue of public notes registered under the Securities Act of 1933, as amended (the “Securities Act”). The exchange offer expired on February 5, 2026, and the tendered 2025 Notes were exchanged for new registered notes with substantially identical terms.
In February 2026, the Company completed a private offering of $450.0 million in aggregate principal amount of five-year senior unsecured notes (the “2026 Notes”). The 2026 Notes have a coupon rate of 4.95% and interest is payable semi-annually in arrears in February and August of each year, commencing on August 11, 2026. The notes were issued at 99.952% of their principal amount.
The supplemental indentures governing the Public Notes and 2025 Notes contain various restrictive covenants, including limitations on the Company’s ability to incur additional secured and unsecured indebtedness. As of December 31, 2025, the Company was in compliance with these covenants. The Public Notes and 2025 Notes can be redeemed, in whole or in part, at par within three months of their maturity date or at a redemption price equal to the sum of (i) the principal amount of the notes being redeemed plus accrued and unpaid interest and (ii) the make-whole premium, as defined in the supplemental indentures governing these notes.
The Company has entered into Note Purchase Agreements (“NPAs”) with institutional purchasers that provided for the private placement of three series of senior unsecured notes initially aggregating $375.0 million (the “Notes”). At December 31, 2025, the Company had $82.0 million of Notes outstanding. Interest on the Notes is payable semi-annually in arrears in May and November of each year. On each interest payment date, the interest rate on each series of Notes may be increased by 1.0% should the Company’s Applicable Credit Rating (as defined in the NPAs) fail to be an investment-grade credit rating; the increased interest rate would remain in effect until the next interest payment date on which the Company obtains an investment grade credit rating. The Company may prepay at any time all, or any part, of any series of Notes, in an amount not less than 5% of the aggregate principal amount of the series then outstanding in the case of a partial prepayment, at 100% of the principal amount so prepaid plus a Make-Whole Amount (as defined in the NPAs). The Notes are senior unsecured obligations of the Company.
The NPAs contain a number of financial covenants that are similar to the covenants contained in the Company’s Unsecured Credit Agreement as summarized above. Subject to the terms of the NPAs and the Notes, upon certain events of default, including, but not limited to, (i) a payment default under the Notes, and (ii) a default in the payment of certain other indebtedness by the Company or its subsidiaries, all amounts outstanding under the Notes will become due and payable at the option of the purchasers. As of December 31, 2025, the Company was in compliance with its covenants under the NPAs.
The Company’s Unsecured Credit Agreement, provides for the Company’s Unsecured Revolving Credit Facility, as discussed above, and two senior unsecured variable-rate term loans which were amended and restated

in September 2025 (collectively the “Unsecured Term Loans”). As of December 31, 2025, the Tranche
A-1
Term Loan (“Tranche
A-1
Term Loan”) had a balance of
 $1.0 billion and matures in September 2030. The Tranche
A-2
Term Loan (“Tranche
A-2
Term Loan”) had a balance of $650.0 million and matures in September 2028 and includes two six-month
extension options, subject to certain conditions and the payment of a 0.075% extension fee.
The interest rate on each of the Unsecured Term Loans resets at Daily Simple
SOFR
plus a credit rating-based spread ranging from 0.75% to 1.60%. At December 31, 2025, the spread applicable to the Company was 0.95%. As of December 31, 2025, the Company had ten interest rate swap agreements, with an aggregate notional value of $1.0 billion, which effectively convert the Tranche
A-1
Term Loan borrowings to an
all-in
fixed rate of 4.0263% and six interest rate swap agreements, with an aggregate notional value of $650.0 million, which effectively convert the Tranche
A-2
Term Loan borrowings to an
all-in
fixed rate of 4.8878%.
As noted above, under the terms of the Unsecured Credit Agreement, the Company is subject to various restrictive financial and nonfinancial covenants which, among other things, require the Company to maintain certain leverage ratios, cash flow and debt service coverage ratios and secured borrowing ratios. As of December 31, 2025, the Company was in compliance with these covenants. The Unsecured Term Loans are senior unsecured obligations of the Company, require monthly interest payments and may be prepaid without premium or penalty at any time.
The Company’s senior unsecured notes and term loans payable are summarized below (dollars in thousands):

	Maturity Date	Interest Rate		December 31,
				2025	2024
Notes Payable:
Series C issued April 2016	Apr. 2026	4.73%		$82,000	$82,000
Public Notes issued March 2018	Mar. 2028	4.50%		350,000	350,000
Public Notes issued February 2019	Mar. 2029	4.625%		350,000	350,000
Public Notes issued November 2020	Nov. 2030	2.75%		350,000	350,000
Notes issued March 2025	Apr. 2030	5.40%		350,000	—
Public Notes issued November 2021	Dec. 2031	2.70%		375,000	375,000

Total notes payable				1,857,000	1,507,000

Term Loans:
Tranche A-2 Term Loan	Sep. 2028	4.8878%	(a)	650,000	727,500
Tranche A-1 Term Loan	Sep. 2030	4.0263%	(b)	1,000,000	921,100

Total term loans				1,650,000	1,648,600

Unamortized discount				(138,030)	(169,356)
Unamortized deferred financing costs				(20,059)	(9,144)

Total unsecured notes and term loans payable, net				$3,348,911	$2,977,100

(a)
Loan is a floating-rate loan which resets daily at Daily Simple SOFR plus the applicable spread, which was 0.95% at December 31, 2025. The Company has six interest rate swap agreements that effectively convert the floating rate to the weighted-average fixed rate noted as of December 31, 2025.

(b)
Loan is a floating-rate loan which resets daily at Daily Simple SOFR plus the applicable spread, which was 0.95% at December 31, 2025. The Company has ten interest rate swap agreements that effectively convert the floating rate to the weighted-average fixed rate noted as of December 31, 2025.

Non-recourse
Debt Obligations of Consolidated Special Purpose Entities, net
During 2012, the Company implemented its STORE Master Funding debt program pursuant to which certain of its consolidated special purpose entities issue multiple series of non-recourse
net-lease
mortgage notes from time to time that are collateralized by the assets and related leases (collateral) owned by these entities. One of the principal features of the program is that, as additional series of notes are issued, new collateral is contributed to the collateral pool, thereby increasing the size and diversity of the collateral pool for the benefit of all noteholders, including those who invested in prior series. Another feature of the program is the ability to substitute collateral from time to time subject to meeting certain prescribed conditions and criteria. The notes issued under this program are generally segregated into Class A amortizing notes and Class B non-amortizing
notes. The Company has retained the Class B notes which aggregate $230.0 million at December 31, 2025.
The Class A notes require monthly principal and interest payments with a balloon payment due at maturity and these notes may be prepaid at any time, subject to a yield maintenance prepayment premium if prepaid more than 24 or 36 months prior to maturity. As of December 31, 2025, the aggregate collateral pool securing the net-lease
mortgage notes was comprised primarily of single-tenant commercial real estate properties with an aggregate investment amount of approximately $5.4 billion.
Certain of the consolidated special purpose entity subsidiaries of the Company have financed their real estate properties with traditional first mortgage debt. The notes generally require monthly principal and interest payments with balloon payments due at maturity. In general, these mortgage notes payable can be prepaid in whole or in part upon payment of a yield maintenance premium. The mortgage notes payable are collateralized by real estate properties owned by these consolidated special purpose entity subsidiaries with an aggregate investment amount of approximately $233.5 million at December 31, 2025.
The mortgage notes payable, which are obligations of the consolidated special purpose entities described in Note 2, contain various covenants customarily found in mortgage notes, including a limitation on the issuing entity’s ability to incur additional indebtedness on the underlying real estate. Although this mortgage debt generally is non-recourse,
there are customary limited exceptions to recourse for matters such as fraud, misrepresentation, gross negligence or willful misconduct, misapplication of payments, bankruptcy and environmental liabilities. Certain of the mortgage notes payable also require the posting of cash reserves with the lender or trustee if specified coverage ratios are not maintained by the Company or one of its tenants.

The Company’s
non-recourse
debt obligations of consolidated special purpose entity subsidiaries are summarized below (dollars in thousands):

	Maturity Date	Interest Rate	December 31,
			2025	2024
Non-recourse net-lease mortgage notes:
$270,000 Series 2015-1, Class A-2 (e)		4.17%	—	256,951
$200,000 Series 2016-1, Class A-1 (2016)	Oct. 2026 (a)	3.96%	161,786	166,666
$82,000 Series 2019-1, Class A-1	Nov. 2026 (a)	2.82%	76,950	77,360
$46,000 Series 2019-1, Class A-3	Nov. 2026 (a)	3.32%	44,601	44,831
$135,000 Series 2016-1, Class A-2 (2017)	Apr. 2027 (a)	4.32%	110,869	114,098
$228,000 Series 2018-1, Class A-2	Oct. 2027 (b)	4.29%	206,798	209,079
$164,000 Series 2018-1, Class A-4	Oct. 2027 (b)	4.74%	153,887	155,527
$346,000 Series 2023-1, Class A-1	May 2028 (a)	6.19%	341,531	343,261
$182,000 Series 2023-1, Class A-2	May 2028 (a)	6.92%	179,649	180,559
$168,500 Series 2021-1, Class A-1	Jun. 2028 (a)	2.12%	164,709	165,551
$89,000 Series 2021-1, Class A-3	Jun. 2028 (a)	2.86%	86,997	87,442
$74,400 Series 2024-1, Class A-1	Apr. 2029 (a)	5.69%	73,780	74,152
$25,600 Series 2024-1, Class A-3	Apr. 2029 (a)	5.93%	25,387	25,515
$107,200 Series 2025-1, Class A-1	Sep. 2030 (a)	4.76%	107,066	—
$17,800 Series 2025-1, Class A-4	Sep. 2030 (a)	4.95%	17,778	—
$260,600 Series 2024-1, Class A-2	Apr. 2031 (a)	5.70%	258,428	259,731
$89,400 Series 2024-1, Class A-4	Apr. 2031 (a)	5.94%	88,655	89,102
$268,000 Series 2025-1, Class A-2	Sep. 2032 (a)	4.98%	267,665	—
$44,500 Series 2025-1, Class A-5	Sep. 2032 (a)	5.17%	44,444	—
$168,500 Series 2021-1, Class A-2	Jun. 2033 (b)	2.96%	164,709	165,551
$89,000 Series 2021-1, Class A-4	Jun. 2033 (b)	3.70%	86,997	87,442
$244,000 Series 2019-1, Class A-2	Nov. 2034 (b)	3.65%	228,974	230,194
$136,000 Series 2019-1, Class A-4	Nov. 2034 (b)	4.49%	131,863	132,543
$160,800 Series 2025-1, Class A-3	Sep. 2035 (b)	5.19%	160,599	—
$26,700 Series 2025-1, Class A-6	Sep. 2035 (b)	5.39%	26,668	—

Total non-recourse net-lease mortgage notes			3,210,790	2,865,555

Non-recourse mortgage notes:
$65,000 note issued June 2016	Jul. 2026 (c)	4.75%	53,876	55,313
$41,690 note issued March 2019	Mar. 2029 (d)	4.80%	38,585	39,313
$6,350 notes issued March 2019 (assumed in December 2020)	Apr. 2049 (c)	4.64%	5,619	5,749

Total non-recourse mortgage notes			98,080	100,375

Unamortized discount			(101,954)	(130,111)
Unamortized deferred financing costs			(7,889)	(4,812)

Total non-recourse debt obligations of consolidated special purpose entities, net			$3,199,027	$2,831,007

(a)	Prepayable, without penalty, 24 months prior to maturity.
(b)	Prepayable, without penalty, 36 months prior to maturity.
(c)	Prepayable, without penalty, three months prior to maturity.
(d)	Prepayable, without penalty, four months prior to maturity.
(e)	Repaid in full at maturity, without penalty, in April 2025 using a portion of the proceeds from the $350.0 million 2025 Notes issued.

Credit Risk Related Contingent Features
The Company has agreements with derivative counterparties, which provide generally that the Company could be declared in default on its derivative obligations if the Company defaults on the underlying indebtedness. As of December 31, 2025, the termination value of the Company’s interest rate swaps that were in a liability position was approximately $10.8 million, which includes accrued interest
but excludes any adjustment for nonperformance risk.
Long Term Debt Maturity Schedule
As of December 31, 2025, the scheduled maturities, including balloon payments, on the Company’s aggregate long-term debt obligations are as follows (in thousands):

	Scheduled Principal Payments	Balloon Payments	Total
2026	$25,743	$414,142	$439,885
2027	17,237	460,472	477,709
2028	10,966	1,763,615	1,774,581
2029	8,483	483,585	492,068
2030	8,019	1,821,928	1,829,947
Thereafter	22,678	1,779,002	1,801,680

	$93,126	$6,722,744	$6,815,870